TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
		December 31,
		2023	2022
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$35,636	$42,344
	Property, equipment and intangibles	29,055	26,249
	Inventory accrual	1,460	1,828
	Vacation accrual	686	979
	Supplementary tax advances	1,274	1,002
	Deferred revenues	193	367
	Research and development costs	5,167	2,531
	Other temporary differences	1,860	3,332

	Gross deferred tax assets	75,331	78,632

	Valuation allowance	(56,491)	(56,169)

	Net deferred tax assets	18,840	22,463

	Gross deferred tax liabilities:
	Property, equipment and intangibles	(7,042)	(3,703)
	Other temporary differences	(314)	(495)

	Gross deferred tax liabilities	(7,356)	(4,198)

	Net deferred tax assets	$11,484	$18,265

*)	The amounts are presented after reduction for unrecognized tax benefits of $2,860 and $2,617 as of December 31, 2023 and 2022, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.

Schedule Of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2023	2022	2021

Income before taxes on income, as reported in the consolidated statements of income (loss)	$28,194	$7,135	$459

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$6,485	$1,641	$105
Currency differences	(1,212)	621	3,393
Tax adjustment in respect of different tax rates	501	(883)	(968)
Changes in valuation allowance	322	1,999	1,823
Expiration of carryforward tax losses	2,814	1,517	1,032
Exempt subsidy income	(5,257)	(6,758)	(6,353)
Release of trapped earnings	-	12,880	-
Nondeductible expenses and other differences	1,037	2,046	4,460

	$4,690	$13,063	$3,492

Schedule of Taxes on Income
	Year ended December 31,
	2023	2022	2021

Current	$2,380	$14,940	$1,140
Deferred	2,310	(1,877)	2,352

	$4,690	$13,063	$3,492

	Year ended December 31,
	2023	2022	2021

Domestic	$2,938	$12,154	$2,719
Foreign	1,752	909	773

	$4,690	$13,063	$3,492

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2023	2022	2021

Domestic	$24,532	$(7,523)	$(5,537)
Foreign	3,662	14,658	5,996

	$28,194	$7,135	$459

Schedule Of Unrecognized Tax Benefits

	December 31,
	2023	2022

Balance at beginning of year	$2,908	$2,842
Increase (decrease) in tax positions for prior years, net	212	(129)
Increase in tax positions for current year	277	195

Balance at the end of year **)	$3,397	$2,908

**)
The amounts for the years ended December 31, 2023 and 2022 include $2,860 and $2,617, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.